Unearned Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Unearned Revenue [Abstract]
Schedule of unearned revenue includes customer deposits and deferred revenue
	Nine Months Ended September 30, 2021	Twelve Months Ended December 31, 2020
Beginning Balance	$564,227	$362,951
Revenue recognized	(27,075,116)	(37,752,173)
Amounts collected or invoiced	27,131,731	37,953,449
Ending Balance	$620,842	$564,227

	2020	2019
Balance at January 1,	$362,951	$953,306
Revenue recognized	(37,752,173)	(30,316,831)
Amounts collected or invoiced	37,953,449	29,726,476
Balance at December 31,	$564,227	$362,951